Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Non-controlling shareholders of subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transactions with non-controlling shareholders of subsidiaries:
Sales	$ 548,512	$ 630,201	$ 837,999
Purchases	336,349	348,884	384,447
Dividends declared		1,000	9,068
Balances with non-controlling shareholders of subsidiaries included in:
Accounts receivable	126,750	155,537
Accounts payable	45,533	42,521
Other payables and accruals	208,892	256,124
Non-controlling shareholders of subsidiaries
Transactions with non-controlling shareholders of subsidiaries:
Sales	51,139	54,532	66,417
Purchases	639	288	5,733
Dividends declared		1,000	9,068
Distribution service fee	22	216	$ 369
Balances with non-controlling shareholders of subsidiaries included in:
Accounts receivable	11,280	8,084
Accounts payable	90	77
Other payables and accruals	$ 248	$ 427